FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.4%
	AEROSPACE & DEFENSE - 4.3%
9,281	General Electric Company	$2,769,915

	APPAREL & TEXTILE PRODUCTS - 1.9%
18,902	NIKE, Inc., Class B	1,221,636

	ASSET MANAGEMENT - 3.9%
20,237	KKR & Company, Inc.	2,475,187

	CHEMICALS - 3.0%
4,684	Linde PLC	1,921,939

	DIVERSIFIED INDUSTRIALS - 2.7%
9,039	Honeywell International, Inc.	1,737,205

	E-COMMERCE DISCRETIONARY - 3.0%
8,333	Amazon.com, Inc.(a)	1,943,422

	ELECTRICAL EQUIPMENT - 2.1%
2,274	GE Vernova, Inc.	1,363,877

	HEALTH CARE FACILITIES & SERVICES - 2.4%
4,741	UnitedHealth Group, Inc.	1,563,440

	INSURANCE - 9.0%
5,723	Berkshire Hathaway, Inc., Class B(a)	2,940,535
12,432	Progressive Corporation (The)	2,844,317
		5,784,852
	INTERNET MEDIA & SERVICES - 2.7%
2,658	Meta Platforms, Inc., Class A	1,722,251

	MACHINERY - 3.8%
24,161	Veralto Corporation	2,445,576

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FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.1%
13,048	Boston Scientific Corporation(a)	$1,325,416
11,478	Danaher Corporation	2,602,980
		3,928,396
	OIL & GAS PRODUCERS - 1.9%
8,856	Phillips 66	1,212,918

	RETAIL - CONSUMER STAPLES - 0.7%
3,912	Walmart, Inc.	432,315

	RETAIL - DISCRETIONARY - 4.1%
504	AutoZone, Inc.(a)	1,992,983
2,737	Lowe's Companies, Inc.	663,668
		2,656,651
	SEMICONDUCTORS - 12.1%
8,712	Applied Materials, Inc.	2,197,602
2,185	ASML Holding N.V.	2,316,100
65,797	Intel Corporation(a)	2,668,726
3,547	NVIDIA Corporation	627,819
		7,810,247
	SOFTWARE - 9.2%
36,519	BlackLine, Inc.(a)	2,081,218
3,408	Microsoft Corporation	1,676,770
9,420	Salesforce, Inc.	2,171,687
		5,929,675
	SPECIALTY FINANCE - 6.1%
10,818	American Express Company	3,951,491

	TECHNOLOGY SERVICES - 6.9%
3,343	Mastercard, Inc., Class A	1,840,422
7,842	Visa, Inc., Class A	2,622,678
		4,463,100
	TOBACCO & CANNABIS - 2.9%
11,812	Philip Morris International, Inc.	1,860,154

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FM COMPOUNDERS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2025

Shares		Fair Value
	COMMON STOCKS — 95.4% (Continued)
	TRANSPORTATION & LOGISTICS - 2.5%
7,064	Union Pacific Corporation	$1,637,647

	WHOLESALE - DISCRETIONARY - 4.1%
31,969	Copart, Inc.(a)	1,246,152
5,611	Pool Corporation	1,366,839
		2,612,991

	TOTAL COMMON STOCKS (Cost $42,717,126)	61,444,885

	SHORT-TERM INVESTMENT - 4.7%
	MONEY MARKET FUND - 4.7%
2,996,063	Goldman Sachs Financial Square Government Fund, Institutional Shares, 3.86% (Cost $2,996,063)(b)	2,996,063

	TOTAL INVESTMENTS - 100.1% (Cost $45,713,189)	$64,440,948
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(60,012)
	NET ASSETS - 100.0%	$64,380,936

N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of November 30, 2025.

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